Subsidiaries - Summary of Nature Of The Risks Associated With Interests In Consolidated Structured Entities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
K plus 1st L.L.C And Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 4,458,840
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided payment guarantees of ￦4,458,840 million to K plus 1st L.L.C and other consolidated structured entities.
KB Sinansan Line Private Special Asset Fund And Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 1,822,517
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided capital commitment to 51 consolidated structured entities including KB Sinansan Line Private Special Asset Fund (SOC). The unexecuted amount of the capital commitment is ￦1,822,517 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.
Trusts
Disclosure of information about consolidated structured entities [line items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group has provided the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.